Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Reconciliation of net loss to net cash from operating activities
Net loss	$ (29,237)	$ (18,114)	$ (56,134)	$ (25,429)	$ (5,773)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation, depletion and amortization	12,118	11,843	50,942	51,674	45,917
Loss (gain) on disposals of property, equipment and software	152	(35)	323	808	(600)
Non-cash payment-in-kind interest accretion	5,862	4,969	23,348
Amortization and write-off of debt issuance costs	1,570	7,313	10,060	4,751	6,568
Deferred income taxes	(3,630)	(11,509)	(41,547)	(16,411)	(868)
Bad debt expense	1,117	813	1,035	2,196	985
Changes in assets and liabilities:
Accounts receivable	(56,410)	(43,464)	23,535	(11,665)	(8,270)
Inventories	333	(3,632)	4,643	(2,773)	(2,208)
Other assets	336	(867)	(1,359)	3,047	3,179
Accounts payable	35,221	14,457	(5,617)	11,684	2,724
Other liabilities	(3,685)	(3,729)	6,097	715	5,849
Net cash used in operating activities	(36,253)	(41,955)	20,030	19,697	47,503
Cash flows from investing activities
Capital expenditures	(9,491)	(14,775)	(42,394)	(35,392)	(31,777)
Proceeds from sale of property and equipment	67	221	304	2,716	2,240
Change in cash value of life insurance	3,089	(2,573)	(3,333)	2,825	(962)
Change in restricted cash	(4,628)	125	199	(8,435)	(87)
Net cash used in investing activities	(10,963)	(17,002)	(45,247)	(46,848)	(31,549)
Cash flows from financing activities
Proceeds from revolving credit	49,419	118,863	224,729	145,477	100,164
Repayment of revolving credit	(6,324)	(170,383)	(298,361)	(98,500)	(121,065)
Proceeds from issuance of long-term debt	481	268,535	268,641	12,398	250,000
Repayment of long-term debt	(1,091)	(152,768)	(155,202)	(29,133)	(219,180)
Payments on capital leases	(1,096)	(1,290)	(4,943)	(5,329)	(5,009)
Debt issuance costs		(14,062)	(14,062)	(1,663)	(9,967)
Distribution to noncontrolling interest	(451)	(438)	(1,083)	(1,096)	(1,641)
Net cash provided by financing activities	40,938	48,457	19,719	22,154	(6,698)
Net decrease in cash and cash equivalents	(6,278)	(10,500)	(5,498)	(4,997)	9,256
Cash and cash equivalents
Beginning of period	9,534	15,032	15,032	20,029	10,773
End of period	$ 3,256	$ 4,532	$ 9,534	$ 15,032	$ 20,029